Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2012
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

12.       Capital Stock and Changes in Capital Accounts

  Preferred stock and common stock: The Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share and of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In February 2005, the Company adopted an equity incentive plan (the “Plan”) for 2,800,000 common shares, which was amended and restated on October 21, 2008 and terminated in 2012 as all shares reserved had been issued. In May 2011, the Company's board of directors approved to adopt the Diana Shipping Inc. 2011 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2005 Equity Incentive Plan. Under the 2011 Equity Incentive Plan, an aggregate of 5,000,000 common shares will be available for issuance.

The plan entitles the Company's employees, officers and directors to receive options to acquire the Company's common stock and is administered by the Compensation Committee of the Company's Board Directors or such other committee of the Board as may be designated by the Board to administer the Plan. Under the terms of the plan, the Company's Board of Directors is able to grant a) incentive stock options, b) non-qualified stock options, c) stock appreciation rights, d) dividend equivalent rights, e) restricted stock, f) unrestricted stock, g) restricted stock units, and h) performance shares. No options, stock appreciation rights or restricted stock units can be exercisable prior to the first anniversary or subsequent to the tenth anniversary of the date on which such award was granted. The plan will expire 10 years from its adoption by the Board of Directors. Under the 2011 Equity Incentive Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company.

The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments. All share-based compensation provided to employees is recognized in accordance with the relevant guidance, and is included in General and administrative expenses in the accompanying consolidated statements of income.

Restricted stock during the years ended December 31, 2012, 2011 and 2010 is analysed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	14.29
Vested	(246,572)	16.25
Forfeited or expired	-	-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	12.64
Vested	(419,880)	15.44
Forfeited or expired	-	-
Outstanding at December 31, 2011	1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	1,451,625	$11.90

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated income statement over the respective vesting periods, which for the shares issued in 2012, 2011 and 2010 was three years. During 2012, 2011, and 2010, an amount of $8,645, $8,087, and $6,151, respectively, was recognized in General and administrative expenses.

For 2011 and 2010, General and administrative expenses also include compensation cost of $7 and $1,331, respectively, relating to Diana Containerships for restricted shares issued to its executive officers. At December 31, 2012 and 2011, the total unrecognized cost relating to restricted share awards was $10,662 and $13,212, respectively. At December 31, 2012, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.89 years.

  Dividend Reinvestment and Direct Stock Purchase Plan (“DRIP”): In April 2008, the Company entered into a Plan for 2,500,000 shares of common stock to allow existing shareholders to purchase additional common stock by reinvesting all or a portion of the dividends paid on their common stock and by making optional cash investments and new investors to enter into the Plan by making an initial investment. During the period from January 1, 2011 until its termination in April 2011, 1,640 shares were issued pursuant to the DRIP in addition to the 21,187 shares issued as at December 31, 2010.

  Share repurchase agreement: In December 2011, the Company entered into an agreement with Goldman, Sachs & Co. (the “Broker”) to repurchase its stock according to Rule 10b5-1(c)(l) and to the extend applicable to Rule 10b-18 under the Securities and Exchange Act of 1934. The agreement was terminated on February 29, 2012. On June 14 and August 2, 2012, the Company entered into two similar agreements which were terminated on July 11, and on October 15, 2012, respectively. The Company repurchased and retired 154,091 shares up to December 31, 2011 for an aggregate cost of $1,187, and additional shares of 853,607 in 2012 for an additional cost of $6,044.